Parent Holding Company Condensed Financial Information (Condensed Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Administrative fees	$ 28.1	$ 28.5	$ 29.5	$ 29.4	$ 29.8	$ 29.1	$ 29.3	$ 28.3	$ 115.5	$ 116.5	$ 108.5
Net investment income	155.9	147.3	152.6	157.0	158.0	152.7	141.9	149.9	612.8	602.5	586.5
Net capital losses	1.0	7.7	(13.1)	(2.5)	(2.1)	(29.6)	(12.9)	(7.0)	(6.9)	(51.6)	(26.9)
Total revenues	727.7	723.3	706.0	717.7	710.2	685.0	691.2	678.7	2,874.7	2,765.1	2,770.0
Interest expense									38.9	38.9	39.2
Operating expenses									471.2	446.2	476.2
Total expenses									2,683.2	2,487.0	2,459.6
Loss before income taxes and equity in net income of subsidiaries									191.5	278.1	310.4
Income tax benefit									54.8	92.2	104.9
Net income	38.6	47.0	17.8	33.3	51.3	45.2	40.2	49.2	136.7	185.9	205.5
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Administrative fees										0.1
Net investment income										0.2	0.1
Net capital losses									(0.3)	(0.7)
Total revenues									(0.3)	(0.4)	0.1
Interest expense									38.8	38.8	38.8
Operating expenses									11.2	5.1	5.1
Total expenses									50.0	43.9	43.9
Loss before income taxes and equity in net income of subsidiaries									(50.3)	(44.3)	(43.8)
Income tax benefit									(10.8)	(23.7)	(11.5)
Equity in net income of subsidiaries									176.2	206.5	237.8
Net income									$ 136.7	$ 185.9	$ 205.5